Intangible Assets (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Aug. 31, 2022	Aug. 31, 2021	Feb. 28, 2022	Feb. 28, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expense	$ 21,760	$ 21,894	$ 41,045	$ 41,045